Long-Term Debt	12 Months Ended
Dec. 31, 2018
Long-term Debt, Unclassified [Abstract]
Long-Term Debt
Long-Term Debt

(Dollars in millions)					As of December 31,
Issuance Date	Maturity Date	Coupon Rate	Seniority	Interest Due Dates	2018	2017
Parent Company And Non-Banking Subsidiary Issuances
August 18, 2015	August 18, 2025	3.55%	Senior notes	2/18; 8/18(1)	$1,268	$1,287
August 18, 2015	August 18, 2020	2.55%	Senior notes	2/18; 8/18	1,177	1,184
November 19, 2013	November 20, 2023	3.7%	Senior notes	5/20; 11/20(1)	1,006	1,021
December 15, 2014	December 16, 2024	3.3%	Senior notes	6/16; 12/16(1)	979	993
May 15, 2013	May 15, 2023(2)	3.1%	Subordinated notes	5/15; 11/15(1)	972	981
April 30, 2007	June 15, 2047	Floating-rate	Junior subordinated debentures	3/15; 6/15; 9/15; 12/15	794	793
May 15, 2017	May 15, 2023	2.653%	Fixed-to-floating rate senior notes	5/15; 11/15(1)	734	740
March 7, 2011	March 7, 2021	4.375%	Senior notes	3/7; 9/7(1)	731	734
May 19, 2016	May 19, 2021	1.95%	Senior notes	5/19; 11/19(1)	725	724
May 19, 2016	May 19, 2026	2.65%	Senior notes	5/19; 11/19(1)	698	706
December 3, 2018	December 3, 2029	4.141%	Fixed-to-floating rate senior notes	6/3; 12/3(1)	513	—
December 3, 2018	December 3, 2024	3.776%	Fixed-to-floating rate senior notes	6/3; 12/3(1)	507	—
August 18, 2015	August 18, 2020	Floating-rate	Senior notes	2/18; 5/18; 8/18; 11/18	499	499
May 15, 1998	May 15, 2028	Floating-rate	Junior subordinated debentures	2/15; 5/15; 8/15; 11/15	150	150
June 21, 1996	June 15, 2026(3)	7.35%	Senior notes	6/15; 12/15	150	150
February 11, 2011	March 15, 2018	4.956%	Junior subordinated debentures	3/15; 9/15	—	502
May 15, 2013	May 15, 2018	1.35%	Senior notes	5/15; 11/15	—	499
Parent Company
Long-term capital leases					190	250
State Street Bank issuances
September 24, 2003	October 15, 2018(2)	5.25%	Subordinated notes	4/15; 10/15	—	407
Total long-term debt					$11,093	$11,620

(1)
We have entered into interest rate swap agreements, recorded as fair value hedges, to modify our interest expense on these senior and subordinated notes from a fixed rate to a floating rate. As of December 31, 2018 and 2017, the carrying value of long-term debt associated with these fair value hedges decreased $157 million and $87 million, respectively. Refer to Note 10 for additional information about fair value hedges.

(2)	The subordinated notes qualify for inclusion in tier 2 regulatory capital under current federal regulatory capital guidelines.

(3)	We may not redeem notes prior to their maturity.
Parent Company
As of December 31, 2018 and 2017, long-term capital leases included $190 million and $244 million, respectively, related to our One Lincoln Street headquarters building and related underground parking garage. Refer to Note 20 for additional information.